Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financial assets:
Financial assets at fair value through profit or loss	¥ 1,695,585	¥ 1,744,848
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(455,734)	(239,519)
Others	(7,809,677)	(8,417,048)
At fair value [member]
Financial assets:
Financial assets at fair value through profit or loss	1,695,585	1,744,848
Investment securities at fair value through other comprehensive income	32,665,451	30,979,446
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(455,734)	(239,519)
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	919,971	873,801	¥ 1,001,587
Financial assets at fair value through profit or loss	728,897	594,227
Investment securities at fair value through other comprehensive income	468,713	447,605
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(291,086)	(166,896)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Derivative financial instruments	(291,086)	(166,896)
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	(291,086)	(166,896)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	2,008	879
Financial liabilities, Unfavorable changes	2,319	942
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	693,013	561,450
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	(3,052)	(1,104)
At fair value [member] | Level 3 [member] | Others [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	126	425
Financial liabilities, Unfavorable changes	118	395
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	(7,162)	(3,588)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes		1
Financial assets, Unfavorable changes		1
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,652	(5,341)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	75	9
Financial assets, Unfavorable changes	73	8
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	15,384	7,132
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,274	1,869
Financial assets, Unfavorable changes	3,309	1,821
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	521	1,766
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	17	140
Financial assets, Unfavorable changes	18	481
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial assets:
Derivative financial instruments	728,897	594,227	583,939
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Derivative financial instruments	693,013	561,450	562,823
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	3,347	2,495
Financial assets, Unfavorable changes	7,422	7,060
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	35,884	32,777	21,116
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	88	111
Financial assets, Unfavorable changes	167	227
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Financial assets:
Derivative financial instruments	468,713	447,605	407,390
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Derivative financial instruments	468,713	447,605	¥ 407,390
Financial assets at fair value through profit or loss	35,884	32,777
Investment securities at fair value through other comprehensive income	468,713	447,605
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	12,914	13,753
Financial assets, Unfavorable changes	¥ 12,019	¥ 12,833